DEBT	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT

9. DEBT

Debt obligations consist of the following (in thousands):

	July 1, 2016	December 31, 2015
Credit facilities:
Revolving credit facility, net of unamortized debt issuance costs of $1.9 million and $2.1 million as of July 1, 2016 and December 31, 2015, respectively	$80,125	$27,886
Term loan:
$1,044.5 million Term Loan, net of unamortized debt issuance costs and original issuance discount of $13.6 million and $15.3 million as of July 1, 2016 and December 31, 2015, respectively	1,030,815	1,037,117
Notes:
$1,015.0 million 8.125% Second Lien notes, net of unamortized debt issuance costs and original issuance discount of $15.6 million and $16.9 million as of July 1, 2016 and December 31, 2015, respectively	999,367	998,137
$298.5 million 10.75% Third Lien notes, net of unamortized debt issuance costs and original issuance discount of $7.3 million and $8.1 million as of July 1, 2016 and December 31, 2015, respectively	291,178	290,443
9.75% Senior subordinated notes	1,529	1,529

Total debt	2,403,014	2,355,112
Current maturities	(10,550)	(10,550)

Long-term debt	$2,392,464	$2,344,562

Credit Facilities

On May 7, 2015, we entered into (i) a $1,055.0 million new term loan facility (the “Term Loan”) and (ii) a $150.0 million new asset-based revolving credit facility (the “ABL Facility” and together with the Term Loan, the “Credit Facilities”). The Term Loan provides for a $150.0 million incremental facility, subject to customary borrowing conditions and the ABL Facility provides for a $50.0 million facility increase, subject to customary borrowing conditions. A portion of the proceeds from the Credit Facilities was used to repay in full all amounts due and owing under the revolving credit facility and Tranche B term loans, originally entered into on November 20, 2007.

As of July 1, 2016, the market values of our Term Loan and drawings under the ABL Facility were $1,000.1 million and $82.0 million, respectively. We determine market value using trading prices for the senior secured credit facilities on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Term Loan

Interest Rates. Borrowings under the Term Loan bear interest at a rate equal to, at our option, either (a) 2.25% plus a base rate equal to the highest of (1) the prime rate as reported by the Wall Street Journal, (2) the federal funds effective rate plus 0.50% and (3) the Eurodollar rate for a one-month interest period plus 1.00% or (b) 3.25% plus the Eurodollar rate determined by reference to the ICE Benchmark Administration London Interbank Offered Rate for U.S. dollar deposits, subject to a minimum Eurodollar rate of 1.00%. As of July 1, 2016 our weighted average interest rate for all borrowings under the Credit Facilities was 4.10%.

Principal Payments. We are required to make principal repayments under the Term Loan in quarterly installments equal to 0.25% of the original principal amount, with the remaining amount payable at maturity in June 2020.

Prepayments. The Term Loan requires us to prepay principal amounts outstanding, subject to certain exceptions, with:

•	50% (which percentage will be reduced to 25% and 0% upon attaining certain total net leverage ratios) of annual excess cash flow, as defined in the Term Loan agreement;

•	100% of the net cash proceeds above (i) $30.0 million in any single transaction or series of related transactions or (ii) an annual amount of $100.0 million of all non-ordinary course asset sales or other dispositions, if we do not reinvest the net cash proceeds in assets to be used in our business, generally within 12 months of the receipt of such net cash proceeds; and

•	100% of the net cash proceeds from issuances of debt by us and our restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Credit Facilities.

We may voluntarily repay outstanding loans under the Credit Facilities at any time without premium or penalty, subject to payment of (i) customary breakage costs applicable to prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto and (ii) a prepayment premium of 1% applicable to prepayments made within 6 months from the date of the closing of the Term Loan.

Guarantee and Security. All obligations under the Credit Facilities are unconditionally guaranteed by DJO Holdings LLC and each of our existing and future direct and indirect wholly-owned domestic subsidiaries, subject to certain exceptions (collectively, the “Credit Facility Guarantors”). In addition, the Term Loan is secured by (i) a first priority security interest in certain of our tangible and intangible assets and those of each of the Credit Facility Guarantors and all the capital stock of, or other equity interests in, DJO Holdings and each of our material direct or indirect wholly-owned domestic subsidiaries and direct wholly-owned first-tier foreign subsidiaries, (subject to certain exceptions and qualifications) (collectively, “Term Loan Collateral”) and (ii) a second priority security interest in the ABL Collateral (as defined below).

Certain Covenants and Events of Default. The Term Loan contains a number of covenants that restrict, subject to certain exceptions, our ability to:

•	incur additional indebtedness and make guarantees;

•	create liens on assets;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell assets;

•	pay dividends and other restricted payments;

•	make investments, loans or advances, including acquisitions;

•	repay subordinated indebtedness or amend material agreements governing our subordinated indebtedness;

•	engage in certain transactions with affiliates; and

•	change our lines of business.

In addition, the Term Loan requires us to maintain a maximum first lien net leverage ratio, as defined, of Credit Facilities debt, net of cash, to Adjusted EBITDA of no greater than 5.35:1 for a trailing twelve month period commencing with the period ending September 30, 2015. As of July 1, 2016, our actual first lien net leverage ratio was 4.33:1, and we were in compliance with all other applicable covenants.

Asset-Based Revolving Credit Facility

Interest Rate. Borrowings under our ABL Facility bear interest at a rate equal to, at our option, a margin over, either (a) a base rate determined by reference to the highest of (1) the administrative agent’s prime lending rate, (2) the federal funds effective rate plus 0.50% and (3) the Eurodollar rate for a one-month interest period plus 1.00% or (b) a Eurodollar rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the ABL Facility is 1.25% with respect to base rate borrowings and 2.25% with respect to Eurodollar borrowings, each subject to step-downs based upon the amount of the available, unused facility.

Fees. In addition to paying interest on outstanding principal, we are required to pay a commitment fee to the lenders based on the daily amount of the ABL Facility that is unutilized. The commitment fee is an annual rate of 0.25% if the average facility utilization in the previous fiscal quarter is equal to or greater than 50%, and 0.375% if the average facility utilization in the previous fiscal quarter was less than 50%.

Guarantee and Security. The ABL Facility is secured by a first priority security interest in personal property of DJOFL and each of the Credit Facility Guarantors consisting generally of accounts receivable, cash, deposit accounts and securities accounts, inventory, intercompany notes and intangible assets (other than intellectual property and investment property), subject to certain exceptions and qualifications (collectively, the “ABL Collateral”, and together with the Term Loan Collateral, the “Collateral”) and a fourth priority security interest in the Term Loan Collateral.

Certain Covenants and Events of Default. The ABL Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to undertake certain transactions or otherwise make changes to our assets and business. These are substantially similar to the Term Loan covenants described above.

In addition, we are required to maintain a minimum fixed charge coverage ratio, as defined in the agreement, of 1.0 to 1.0 if the unutilized facility is less than the greater of $9.0 million or 10% of the lesser of (1) $150.0 million and (2) the aggregate borrowing base. This coverage ratio requirement remains in place until the 30th consecutive day the unutilized facility exceeds such threshold. The ABL Facility also contains certain customary affirmative covenants and events of default. As of July 1, 2016, we were in compliance with all applicable covenants.

Notes:

8.125% Second Lien Notes

On May 7, 2015 we issued $1,015.0 million aggregate principal amount of 8.125% Second Lien Notes (8.125% Notes), which mature on June 15, 2021. The 8.125% Notes are fully and unconditionally guaranteed on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantees any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries.

The net proceeds from the issuance of the 8.125% Notes were used, together with borrowings under the Credit Facilities and cash on hand, to repay our prior notes (see below), repay prior credit facilities and pay all related fees and expenses.

The 8.125% Notes and related guarantees are secured by second-priority liens on the Term Loan Collateral and third-priority liens on the ABL Collateral, in each case subject to permitted liens.

As of July 1, 2016, the market value of the 8.125% Notes was $872.9 million. We determined market value using trading prices for the 8.125% Notes on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Optional Redemption. Prior to June 15, 2018, we have the option to redeem some or all of the 8.125% Notes at a redemption price equal to 100% of the principal amount of the 8.125% Notes redeemed, plus accrued and unpaid interest plus the “make-whole” premium set forth in the indenture governing the 8.125% Notes. On and after June 15, 2018, we have the option to redeem some or all of the 8.125% Notes at the redemption prices set forth in the indenture, plus accrued and unpaid interest. In addition, we may redeem, using net proceeds from certain equity offerings, (i) up to 15% of the principal amount prior to June 15, 2019 at a price equal to 103% of the principal amount being redeemed, and/or (ii) up to 35% of the principal amount prior to June 15, 2018, at a price equal to 108.125% of the principal amount being redeemed, plus accrued and unpaid interest, in each case using an amount not to exceed the net proceeds from certain equity offerings.

10.75% Third Lien Notes

On May 7, 2015, we issued $298.5 million aggregate principal amount of 10.75% Third Lien Notes (10.75% Notes) which mature on April 15, 2020. The 10.75% Notes are fully and unconditionally guaranteed on a secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantees any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries.

The 10.75% Notes were issued in connection with our (i) offer (Exchange Offer) to exchange our 9.75% Senior Subordinated Notes due 2017 (9.75% Notes) for the 10.75% Notes and cash and (ii) solicitation of consents from registered holders of the 9.75% Notes to certain proposed amendments to the indenture for the 9.75% Notes. The 10.75% Notes and related guarantees are secured by third-priority liens on the Term Loan Collateral and fourth-priority liens on the ABL Collateral, in each case subject to permitted liens.

As of July 1, 2016, the market value of the 10.75% Notes was $241.8 million. We determined market value using trading prices for the 10.75% Notes on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Optional Redemption. We have the option to redeem the 10.75% Notes, in whole or in part, after May 7, 2015, at the redemption prices set forth in the indenture governing the 10.75% Notes, plus accrued and unpaid interest.

9.75% Senior Subordinated Notes

On October 18, 2010, we issued $300.0 million aggregate principal amount of 9.75% Senior Subordinated Notes (9.75% Notes and, collectively with the 10.75% Notes and the 8.125% Notes, the “Notes”) maturing on October 15, 2017. The 9.75% Notes are guaranteed fully and unconditionally on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries.

On May 13, 2015, a total of $298.5 million aggregate principal of outstanding 9.75% Notes were validly tendered as part of the Exchange Offer. As of July 1, 2016, $1.5 million aggregate principal of the 9.75% Notes remains outstanding.

Optional Redemption. Under the indenture governing the 9.75% Notes, we have the option to redeem some or all of the 9.75% Notes at a redemption price of 102.438% and 100% of the then outstanding principal balance at October 15, 2015 and 2016, respectively, plus accrued and unpaid interest.

Amendments. On May 7, 2015, the indenture for the 9.75% Notes was amended to eliminate or waive substantially all of the restrictive covenants contained therein, eliminate certain events of default, modify covenants regarding mergers and consolidations, and modify or eliminate certain other provisions, including certain conditions to defeasance, contained therein.

Change of Control

Upon the occurrence of a change of control, DJOFL must give holders of the Notes an opportunity to sell to DJOFL some or all of their 8.125% Notes and 10.75% Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to the repurchase date.

Covenants

The indentures for the 8.125% Notes and the 10.75% Notes each contain covenants limiting, among other things, our ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, and (vii) designate our subsidiaries as unrestricted subsidiaries. As of July 1, 2016, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those covenants. A breach of any of these covenants in the future could result in a default under the credit facilities or the Notes, at which time the lenders could elect to declare all amounts outstanding under the senior secured credit facilities to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

Loss on Modification and Extinguishment of Debt

During the six months ended June 27, 2015, we recognized loss on modification and extinguishment of debt of $68.0 million. The loss consists of $47.8 million in premiums related to the redemption of our 8.75% Notes, 9.875% Notes, and 7.75% Notes, $11.9 million related to the non-cash write off of unamortized debt issuance costs and original issue discount associated with the portion of our debt that was extinguished and $8.3 million of arrangement and amendment fees and other fees and expenses incurred in connection with the refinancing.

Debt Issuance Costs

As of July 1, 2016 and December 31, 2015, we had $13.1 million and $14.5 million, respectively, of unamortized debt issuance costs, which are reflected as a direct deduction from the debt liability included in Long-term debt obligations in our Consolidated Balance Sheets.

For the three and six months ended July 1, 2016, amortization of debt issuance costs was $0.7 million and $1.4 million, respectively. For the three and six months ended June 27, 2015, amortization of debt issuance costs was $1.2 million and $3.3 million, respectively. Amortization of debt issuance costs was included in Interest expense in our Consolidated Statements of Operations for each of the periods presented.

12. DEBT

Debt obligations consist of the following (in thousands):

	December 31, 2015	December 31, 2014
Credit facilities:
Revolving credit facility, net of unamortized debt issuance costs of $2.1 million and $1.0 million as of December 31, 2015 and 2014, respectively	$27,886	$16,031
Term loan:
$1,052.4 million Term Loan, net of unamortized debt issuance costs and original issuance discount of $15.3 million as of December 31, 2015	1,037,117	—
$884.6 million Tranche B term loans, net of unamortized debt issuance costs and original issuance discount $13.2 million as of December 31, 2014	—	871,373
Notes:
$1,015.0 million 8.125% Second Lien notes, net of unamortized debt issuance costs and original issuance discount of $16.9 million	998,137	—
$330.0 million 8.75% Second Priority Senior Secured notes, net of unamortized debt issuance costs, including unamortized original issue premium of $1.0 million as of December 31, 2014	—	329,031
$440.0 million 9.875% Senior Unsecured notes, net of unamortized debt issuance costs of $6.7 million as of December 31, 2014	—	433,309
$300.0 million 7.75% Senior Unsecured notes, net of unamortized debt issuance costs of $4.1 million as of December 31, 2014	—	295,810
$298.5 million 10.75% Third Lien notes, net of unamortized debt issuance costs and original issuance discount of $8.1 million	290,443	—
$300.0 million 9.75% Senior Subordinated notes, net of unamortized debt issuance costs of $3.3 million as of December 31, 2014	1,529	296,667
Other	—	63

Total debt	2,355,112	2,242,284
Current maturities	(10,550)	(8,975)

Long-term debt	$2,344,562	$2,233,309

Credit Facilities

On May 7, 2015, we entered into (i) a $1,055.0 million new term loan facility (the “Term Loan”) and (ii) a $150.0 million new asset-based revolving credit facility (the “ABL Facility” and together with the Term Loan, the “Credit Facilities”). In addition, the Term Loan provides for a $150.0 million incremental facility, subject to customary borrowing conditions and the ABL Facility provides for a $50.0 million facility increase, subject to customary borrowing conditions.

A portion of the proceeds from the Credit Facilities was used to repay in full all amounts due and owing under the revolving credit facility and Tranche B term loans, dated as of November 20, 2007, as subsequently amended and restated, and further amended from time to time, by and among DJO Finance LLC (the “Company”), DJO Holdings LLC (“DJO Holdings”), Credit Suisse AG, as administrative agent, and the lenders party thereto.

As of December 31, 2015, the market values of our Term Loan and drawings under the ABL Facility were $1,020.8 million and $30.0 million, respectively. We determine market value using trading prices for the senior secured credit facilities on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Term Loan

Interest Rates. Borrowings under the Term Loan bear interest at a rate equal to, at our option, either (a) 2.25% plus a base rate equal to the highest of (1) the prime rate as reported by the Wall Street Journal, (2) the federal funds effective rate plus 0.50% and (3) the Eurodollar rate for a one-month interest period plus 1.00% or (b) 3.25% plus the Eurodollar rate determined by reference to the ICE Benchmark Administration London Interbank Offered Rate for U.S. dollar deposits, subject to a minimum Eurodollar rate of 1.00%. As of December 31, 2015 our weighted average interest rate for all borrowings under the Credit Facilities was 4.19%.

Principal Payments. We are required to make principal repayments under the Term Loan in quarterly installments equal to 0.25% of the original principal amount, with the remaining amount payable at maturity in June 2020.

Prepayments. The Term Loan requires us to prepay principal amounts outstanding, subject to certain exceptions, with:

•	50% (which percentage will be reduced to 25% and 0% upon attaining certain total net leverage ratios) of annual excess cash flow, as defined in the Term Loan agreement;

•	100% of the net cash proceeds above (i) $30.0 million in any single transaction or series of related transactions or (ii) an annual amount of $100.0 million of all non-ordinary course asset sales or other dispositions, if we do not reinvest the net cash proceeds in assets to be used in our business, generally within 12 months of the receipt of such net cash proceeds; and

•	100% of the net cash proceeds from issuances of debt by us and our restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Credit Facilities.

We may voluntarily repay outstanding loans under the Credit Facilities at any time without premium or penalty, subject to payment of (i) customary breakage costs applicable to prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto and (ii) a prepayment premium of 1% applicable to prepayments made within 6 months from the date of the closing of the Term Loan.

Guarantee and Security. All obligations under the Credit Facilities are unconditionally guaranteed by DJO Holdings LLC and each of our existing and future direct and indirect wholly-owned domestic subsidiaries, subject to certain exceptions (collectively, the “Credit Facility Guarantors”). In addition, the Term Loan is secured by (i) a first priority security interest in certain of our tangible and intangible assets and those of each of the Credit Facility Guarantors and all the capital stock of, or other equity interests in, DJO Holdings and each of our material direct or indirect wholly-owned domestic subsidiaries and direct wholly-owned first-tier foreign subsidiaries, (subject to certain exceptions and qualifications) (collectively, “Term Loan Collateral”) and (ii) a second priority security interest in the ABL Collateral (as defined below).

Certain Covenants and Events of Default. The Term Loan contains a number of covenants that restrict, subject to certain exceptions, our ability to:

•	incur additional indebtedness and make guarantees;

•	create liens on assets;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell assets;

•	pay dividends and other restricted payments;

•	make investments, loans or advances, including acquisitions;

•	repay subordinated indebtedness or amend material agreements governing our subordinated indebtedness;

•	engage in certain transactions with affiliates; and

•	change our lines of business.

In addition, the Term Loan requires us to maintain a maximum first lien net leverage ratio, as defined, of Credit Facilities debt, net of cash, to Adjusted EBITDA of no greater than 5.35:1 for a trailing twelve month period commencing with the period ending September 30, 2015. As of December 31, 2015, our actual senior secured first lien net leverage ratio was 4.15:1, and we were in compliance with all other applicable covenants.

Asset-Based Revolving Credit Facility

Interest Rate. Borrowings under our ABL Facility bear interest at a rate equal to, at our option, a margin over, either (a) a base rate determined by reference to the highest of (1) the administrative agent’s prime lending rate, (2) the federal funds effective rate plus 0.50% and (3) the Eurodollar rate for a one-month interest period plus 1.00% or (b) a Eurodollar rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the ABL Facility is 1.25% with respect to base rate borrowings and 2.25% with respect to Eurodollar borrowings, each subject to step-downs based upon the amount of the available, unused facility.

Fees. In addition to paying interest on outstanding principal, we are required to pay a commitment fee to the lenders based on the daily amount of the ABL Facility that is unutilized. The commitment fee is an annual rate of 0.25% if the average facility utilization in the previous fiscal quarter is equal to or greater than 50%, and 0.375% if the average facility utilization in the previous fiscal quarter was less than 50%.

Guarantee and Security. The ABL Facility is secured by a first priority security interest in personal property of DJOFL and each of the Credit Facility Guarantors consisting generally of accounts receivable, cash, deposit accounts and securities accounts, inventory, intercompany notes and intangible assets (other than intellectual property and investment property), subject to certain exceptions and qualifications (collectively, the “ABL Collateral”, and together with the Term Loan Collateral, the “Collateral”) and a fourth priority security interest in the Term Loan Collateral.

Certain Covenants and Events of Default. The ABL Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to undertake certain transactions or otherwise make changes to our assets and business. These are substantially similar to the Term Loan covenants described above.

In addition, we are required to maintain a minimum fixed charge coverage ratio, as defined in the agreement, of 1.0 to 1.0 if the unutilized facility is less than the greater of $9.0 million or 10% of the lesser of (1) $150.0 million and (2) the aggregate borrowing base. This coverage ratio requirement remains in place until the 30th consecutive day the unutilized facility exceeds such threshold. The ABL Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2015, we were in compliance with all applicable covenants.

Prior Credit Facility

Prior to May 7, 2015, our credit facilities consisted of term loans and a $100.0 million revolving credit facility, originally entered into on November 20, 2007 and subsequently amended and restated on March 20, 2012 and further amended from time to time. Effective April 8, 2014, the interest rate margins applicable to borrowings under the old revolving credit facilities were, at our option, either (a) the Eurodollar rate, plus 325 basis points or (b) a base rate determined by reference to the highest of (1) the prime rate, (2) the federal funds rate, plus 0.50% and (3) the Eurodollar rate for a one-month interest period, plus in each case 325 basis points. The interest rate margins applicable to the Tranche B term loans were, at our option, either (a) the Eurodollar rate plus 325 basis points or (b) a base rate plus 325 basis points. There was a minimum LIBOR rate applicable to the Eurodollar component of interest rates on Tranche B term loans of 1.00%. The applicable margin for borrowings under the old senior secured revolving credit facilities could have been reduced, subject to our attaining certain leverage ratios.

Notes:

8.125% Second Lien Notes

On May 7, 2015 we issued $1,015.0 million aggregate principal amount of 8.125% Second Lien Notes (8.125% Notes), which mature on June 15, 2021. The 8.125% Notes are fully and unconditionally guaranteed on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantees any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries.

The net proceeds from the issuance of the 8.125% Notes were used, together with borrowings under the First Lien Credit Facilities and cash on hand, to repay our prior notes (see below), repay prior credit facilities and pay all related fees and expenses.

The 8.125% Notes and related guarantees are secured by second-priority liens on the Term Loan Collateral and third-priority liens on the ABL Collateral, in each case subject to permitted liens.

As of December 31, 2015, the market value of the 8.125% Notes was $903.4 million. We determined market value using trading prices for the 8.125% Notes on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Optional Redemption. Prior to June 15, 2018, we have the option to redeem some or all of the 8.125% Notes at a redemption price equal to 100% of the principal amount of the 8.125% Notes redeemed, plus accrued and unpaid interest plus the “make-whole” premium set forth in the indenture governing the 8.125% Notes On and after June 15, 2018, we have the option to redeem some or all of the 8.125% Notes at the redemption prices set forth in the indenture, plus accrued and unpaid interest. In addition, we may redeem, using net proceeds from certain equity offerings, (i) up to 15% of the principal amount prior to June 15, 2019 at a price equal to 103% of the principal amount being redeemed, and/or (ii) up to 35% of the principal amount prior to June 15, 2018, at a price equal to 108.125% of the principal amount being redeemed, plus accrued and unpaid interest, in each case using an amount not to exceed the net proceeds from certain equity offerings.

10.75% Third Lien Notes

On May 7, 2015, we issued $298.5 million aggregate principal amount of 10.75% Third Lien Notes (10.75% Notes) which mature on April 15, 2020. The 10.75% Notes are fully and unconditionally guaranteed on a secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantees any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries.

The 10.75% Notes were issued in connection with our (i) offer (Exchange Offer) to exchange our 9.75% Senior Subordinated Notes due 2017 (9.75% Notes) for the 10.75% Notes and cash and (ii) solicitation of consents from registered holders of the 9.75% Notes to certain proposed amendments to the indenture for the 9.75% Notes. The 10.75% Notes and related guarantees are secured by third-priority liens on the Term Loan Collateral and fourth-priority liens on the ABL Collateral, in each case subject to permitted liens.

As of December 31, 2015, the market value of the 10.75% Notes was $265.6 million. We determined market value using trading prices for the 10.75% Notes on or near that date. This fair value measurement is categorized within Level 2 of the fair value hierarchy.

Optional Redemption. We have the option to redeem the 10.75% Notes, in whole or in part, after May 7, 2015, at the redemption prices set forth in the Indenture governing the 10.75% Notes, plus accrued and unpaid interest.

9.75% Senior Subordinated Notes

On October 18, 2010, we issued $300.0 million aggregate principal amount of 9.75% Senior Subordinated Notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed fully and unconditionally on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries.

On May 13, 2015, a total of $298.5 million aggregate principal of outstanding 9.75% Notes were validly tendered as part of the Exchange Offer. As of December 31, 2015, $1.5 million aggregate principal of the 9.75% Notes remains outstanding.

Optional Redemption. Under the indenture governing the 9.75% Notes, we have the option to redeem some or all of the 9.75% Notes at a redemption price of 102.438% and 100% of the then outstanding principal balance at October 15, 2015 and 2016, respectively, plus accrued and unpaid interest.

Amendments. On May 7, 2015, the indenture for the 9.75% Notes was amended to eliminate or waive substantially all of the restrictive covenants contained therein, eliminate certain events of default, modify covenants regarding mergers and consolidations, and modify or eliminate certain other provisions, including certain conditions to defeasance, contained therein.

Change of Control

Upon the occurrence of a change of control, DJOFL must give holders of the Notes an opportunity to sell to DJOFL some or all of their 8.125% Notes and 10.75% Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to the repurchase date.

Covenants

The indentures for the 8.125% Notes and the 10.75% Notes each contain covenants limiting, among other things, our ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2015, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those covenants. A breach of any of these covenants in the future could result in a default under the credit facilities or the Notes, at which time the lenders could elect to declare all amounts outstanding under the senior secured credit facilities to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2015, the aggregate amounts of principal maturities of long-term debt for the next five years and thereafter are as follows (in thousands):

2016	10,550
2017	12,079
2018	10,550
2019	10,550
2020	1,338,634
Thereafter	1,015,000

$2,397,363

Prior Notes:

8.75% Second Priority Senior Secured Notes

On March 20, 2012 and October 1, 2012, we issued $330.0 million aggregate principal amount of 8.75% Second Priority Senior Secured Notes (8.75% Notes) maturing on March 15, 2018. The 8.75% Notes were guaranteed jointly and severally and on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries.

On May 16, 2015, we redeemed the full principal amount outstanding under the 8.75% Notes, plus accrued interest, at a redemption price of 104.375%.

9.875% Senior Notes

On October 1, 2012, we issued $440.0 million aggregate principal amount of 9.875% Senior Notes (9.875% Notes) maturing on April 15, 2018. The 9.875% Notes were guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries.

On May 16, 2015, we redeemed the full principal amount outstanding under the 9.87% Notes, plus accrued interest, at a redemption price of 104.938%.

7.75% Senior Unsecured Notes

On April 7, 2011, we issued $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. The 7.75% Notes were guaranteed jointly and severally and on a senior unsecured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries.

On May 16, 2015, we redeemed the full principal amount outstanding of the 7.75% Notes, plus accrued interest, at a redemption price of 103.875%.

Loss on Modification and Extinguishment of Debt

During year ended December 31, 2015, we recognized loss on modification and extinguishment of debt of $68.5 million. The loss consists of $47.8 million in premiums related to the redemption of our 8.75% Notes, 9.875% Notes, and 7.75% Notes, $11.9 million related to the non-cash write off of unamortized debt issuance costs and original issue discount associated with the portion of our debt that was extinguished and $8.8 million of arrangement and amendment fees and other fees and expenses incurred in connection with the refinancing.

During the year ended December 31, 2014, we recognized a loss on modification and extinguishment of debt of $0.9 million. The loss consists of $0.3 million of arrangement and amendment fees and other fees and expenses incurred in connection with the amendment of our senior secured credit facilities and $0.6 million related to the non-cash write off of unamortized debt issuance costs and original issue discount associated with the portion of our original term loans which were extinguished.

Debt Issuance Costs

As of December 31, 2015 and December 31, 2014, we had $14.5 million and $28.6 million, respectively, of unamortized debt issuance costs. In April 2015, the FASB issued an accounting standards update related to the presentation of debt issuance costs. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The Company has early adopted this update and the impact is reflected in the current and prior periods presented. Therefore, debt issuance costs are reflected as direct deduction from the debt liability included in Long-term debt obligations in our Consolidated Balance Sheets.

For the year ended December 31, 2015, we capitalized $5.9 million of debt issuance costs incurred in connection with our debt refinancing. For the year ended December 31, 2014, we capitalized $1.5 million of debt issuance costs incurred in connection with the amendment of our prior credit facilities.

For the years ended December 31, 2015, 2014 and 2013, amortization of debt issuance costs was $4.7 million, $8.1 million and $7.3 million, respectively. Amortization of debt issuance costs was included in Interest expense in our Consolidated Statements of Operations for each of the periods presented.